RELATED PARTY	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY
16.	RELATED PARTY
During 2024, the chief executive officer, chief financial officer and two directors purchased, in aggregate, 217,832 shares of common stock at $5.77 per share.